REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥) agreement	Dec. 31, 2023 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2025 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($) agreement	Dec. 26, 2018 USD ($)
Noncontrolling Interest
Investment return in installments | ¥	¥ 26.2
Deemed Dividends Adjustment | $		$ 22,000			$ 22,000
Number of guarantee agreements | agreement	4									4
CASI Wuxi
Noncontrolling Interest
Equity ownership (as a percent)			20.00%								80.00%
Investment commitment | $											$ 80,000,000
Initial cash investment | $						$ 31,000,000
Value of transfer of selected ANDAs | $				$ 30,000,000		$ 30,000,000
Payments to acquire investments | $			$ 20,000,000	$ 20,000,000
Call option purchase investment period				5 years
CASI Wuxi | Call option
Noncontrolling Interest
Equity ownership (as a percent)				20.00%
CASI Wuxi | Put option
Noncontrolling Interest
Equity ownership (as a percent)				20.00%
CASI Wuxi
Noncontrolling Interest
Payments to acquire investments | $				$ 20,000,000
Investment principal returned | ¥	¥ 134.2
Reduction in capital | ¥	¥ 134.2
CASI Wuxi | Convertible loan
Noncontrolling Interest
Loan term	3 years	3 years
Loan, conversion term (in years)	6 months	6 months
Interest rate (as a percent)	4.05%									4.05%
WUXI LP
Noncontrolling Interest
Investment principal | $										$ 20,000,000
Number of installments in which investment is paid | installment				4
Dividend payable, installment one | ¥	¥ 5.2
Dividend payable, installment two | ¥									¥ 5.2
Dividend payable, installment three | ¥								¥ 7.9
WUXI LP | Subsequent event
Noncontrolling Interest
Dividend payable, installment four | ¥							¥ 7.9